Related Party and Party in Interest Transactions	12 Months Ended
Dec. 31, 2025
EMSP 334
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party in Interest Transactions	Related Party and Party in Interest Transactions
During 2025, certain Plan investments were units of various funds managed by The Northern Trust Company, and therefore, purchases and sales of these investments qualified as party in interest transactions.  The Northern Trust
Company also provided custodial services to the Plan and acted as securities lending agent during the Plan year.
The Plan holds ExxonMobil common stock.  ExxonMobil is the employer of Plan participants and is the Plan sponsor, and any transactions in ExxonMobil common stock qualify as party in interest transactions.
Notes receivable from participants (participant loans) also qualify as party in interest transactions.